Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY GAS UTILITY FUND
Investor Class  GASFX  |  Institutional Class  HGASX

Summary Prospectus, February 28, 2019

hennessyfunds.com  |  1-800-966-4354

The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2019, as supplemented from time to time, are incorporated by reference into this Summary Prospectus. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund at no cost online at www.hennessyfunds.com/funds/fund-documents, by calling 1-800-966-4354 or 1-415-899-1555, or by emailing fundsinfo@hennessyfunds.com.

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

Investment Objective

The Hennessy Gas Utility Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES		Investor		Institutional
(fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%		0.40%
Distribution and Service (12b-1) Fees		0.15%		None
Other Expenses		0.46%		0.25%
Shareholder Servicing	0.10%		None
Remaining Other Expenses	0.36%		0.25%
Total Annual Fund Operating Expenses		1.01%		0.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$103	$322	$558	$1,236
Institutional	$ 66	$208	$362	$ 810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. The AGA Stock Index consists of all publicly traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry, and its performance is therefore tied closely to, and affected by, industry developments. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of the Prospectus.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY GAS UTILITY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009, and the lowest quarterly return was -10.89% for the quarter ended March 31, 2009.

Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2018)

	One	Five	Ten
	Year	Years	Years

Hennessy Gas Utility
Fund – Investor Shares

Returns before taxes	-3.51%	4.88%	11.54%

Returns after taxes
on distributions	-5.95%	3.47%	10.39%

Returns after taxes
on distributions and
sale of Fund shares	-0.17%	3.74%	9.53%

Hennessy Gas Utility
Fund – Institutional Shares

Returns before taxes	-3.15%	5.02%	11.62%

AGA Stock Index
(reflects no deduction for
fees, expenses, or taxes)	-2.59%	5.99%	12.50%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-4.38%	8.49%	13.12%

We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Co-Portfolio Manager of the Fund since February 2019 and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 A.M. and 7:00 P.M. Eastern time/6:00 A.M. and 4:00 P.M. Pacific time on Monday through Thursday or between 9:00 A.M. and 5:00 P.M. Eastern time/6:00 A.M. and 2:00 P.M. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of the Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Fund may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Fund’s distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.